CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net loss	¥ (222,776)	$ (31,377)	¥ (610,374)	¥ (205,963)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	16,573	2,334	118,281	(53,847)
Comprehensive loss	(206,203)	(29,043)	(492,093)	(259,810)
Total comprehensive (income) loss attributable to non-controlling interests	(9,677)	(1,363)	843	(1,505)
Total comprehensive income attributable to redeemable non-controlling interests	(45,969)	(6,475)	(43,759)	(12,362)
Total comprehensive loss attributable to ordinary shareholders of Baozun Inc.	¥ (261,849)	$ (36,881)	¥ (535,009)	¥ (273,677)